Stock-Based Compensation - Stock Option Activity (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 item shares
Stock options
Treasury stock, Shares (in shares) | shares	1,350,315,580	1,350,886,521
Stock Options
Number of Shares under Option
Options granted (in shares) | shares	0	0	0	0
Stock Options | Granted in 2016
Stock options
Occurrences of stock award options granted | item					1
Number of Shares under Option
Options granted (in shares) | shares					1,500,000
Exercise Price Range $129 and $154 | Stock Options
Stock options
Exercise price, lower range limit (in dollars per share) | $ / shares	$ 129
Exercise price, upper range limit (in dollars per share) | $ / shares	154
Options outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 140
Options outstanding, total intrinsic value | $	$ 0.0
Options outstanding, weighted average remaining contractual life	5 years 1 month 6 days